CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 33,678,522	$ 82,577,185
Trade receivables, net	45,402,557	43,024,316
Other receivables	4,303,070	6,668,958
Prepaid expenses	32,962,062	18,847,343
Due from related parties	1,994,870	3,652,407
Inventories	1,295,213	799,503
Deposits to newspapers	2,134,613	2,930,550
Deposits for marketing and promotion projects	2,749,238	0
Total current assets	124,520,145	158,500,262
Non-current assets
Property, plant and equipment, net	9,776,757	7,896,583
Equity investment	6,345,706	0
Deposits to newspapers	14,453,137	13,914,080
Deposits for marketing and promotion projects	28,670,626	0
Prepayment for long term investment	27,178,183	14,821,520
Goodwill	1,975,131	0
Intangible assets, net	6,242,297	634,922
Total non-current assets	94,641,837	37,267,105
Total assets	219,161,982	195,767,367
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term borrowings	7,622,702	7,836,930
Trade payables	651,457	629,700
Income tax payable	6,435,928	5,244,752
Advances from customers	1,762,183	1,400,483
Accrued expenses and other payables	12,372,583	20,462,255
Due to related parties	3,931,161	3,565,850
Total current liabilities	32,776,014	39,139,970
Non-current liabilities
Long-term borrowings	158,127	421,763
Due to a related party	10,777,013	0
Deferred income tax liabilities	1,161,974	0
Total non-current liabilities	12,097,114	421,763
Total liabilities	44,873,128	39,561,733
Commitments and contingencies
Shareholders' equity
Preferred shares - $0.001 par value, 3,000,000 shares authorized; no shares issued and outstanding at December 31, 2011 and 2010	0	0
Ordinary shares - $0.001 par value, 60,000,000 shares authorized; 14,912,847 shares issued and outstanding at December 31, 2011 and 2010	14,913	14,913
Additional paid-in capital	49,433,214	48,542,261
Statutory reserve	1,997,176	1,558,282
Retained earnings	15,160,143	13,189,252
Accumulated other comprehensive income	4,292,577	1,714,247
Total China TopReach Inc.'s equity	70,898,023	65,018,955
Non-controlling interests	103,390,831	91,186,679
Total shareholders' equity	174,288,854	156,205,634
Total liabilities and shareholders' equity	$ 219,161,982	$ 195,767,367